Risk management - Credit risk management, portfolio quality and concentration and loans loss provisions - Additional information (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Gross Carrying Amount [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 999,968		€ 951,934
Gross Carrying Amount [Member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	934,148		890,387
Gross Carrying Amount [Member] | Loan Commitments [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	999,968		951,934	€ 916,942
Gross Carrying Amount [Member] | Loan Commitments [Member] | 12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) through changes in models or risk parameters, financial assets	200		12,100
Financial assets			890,386	844,231
Gross Carrying Amount [Member] | Loan Commitments [Member] | Stage three [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets			12,072
Gross Carrying Amount [Member] | Loan Commitments [Member] | Stage two [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) through changes in models or risk parameters, financial assets	4,500		49,500
Financial assets			49,476
Gross Carrying Amount [Member] | Loan Commitments [Member] | Stage two [Member] | Significant Lifetime PD Trigger [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) through changes in models or risk parameters, financial assets	6,400
Gross Carrying Amount [Member] | Loan Commitments [Member] | Stage two [Member] | Other Triggers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) through changes in models or risk parameters, financial assets	1,900
Gross Carrying Amount [Member] | Loan Commitments [Member] | Stage two [Member] | Forbearance [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) through changes in models or risk parameters, financial assets	€ 4,000
12-month expected credit losses [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of gross carrying amount of portfolio	93.40%	93.50%
12-month expected credit losses [member] | Gross Carrying Amount [Member] | Loan Commitments [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 934,148		890,386
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of gross carrying amount of portfolio	5.40%	5.20%
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Gross Carrying Amount [Member] | Loan Commitments [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 53,989		49,476	59,313
Lifetime expected credit losses [member] | Credit impaired [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of gross carrying amount of portfolio	1.20%	1.30%
Lifetime expected credit losses [member] | Credit impaired [member] | Gross Carrying Amount [Member] | Loan Commitments [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 11,831		€ 12,072	€ 13,398
Business Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of total outstandings	65.00%
Consumer Lending [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of total outstandings	35.00%
Consumer Lending [Member] | Lifetime expected credit losses [member] | Transportation and logistics [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of gross carrying amount of portfolio	9.00%
Consumer Lending [Member] | Lifetime expected credit losses [member] | Real estate [member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of gross carrying amount of portfolio	8.00%
Consumer Lending [Member] | Lifetime expected credit losses [member] | Services [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of gross carrying amount of portfolio	8.00%
Consumer Lending [Member] | Lifetime expected credit losses [member] | Natural resources [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Percentage of gross carrying amount of portfolio	13.00%
Increase (decrease) in financial assets	€ 3,900
Consumer Lending [Member] | Lifetime expected credit losses [member] | Non-Bank Financial Institutions [member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in financial assets	900
Consumer Lending [Member] | Lifetime expected credit losses [member] | Telecom [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in financial assets	600
Consumer Lending [Member] | Lifetime expected credit losses [member] | Automotive And Utilities [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Increase (decrease) in financial assets	€ (700)